UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

FORM N-Q

JULY 31, 2013

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 89.3%
Alabama - 0.9%
Alabama State Public School & College Authority	5.000%	5/1/14	$7,500,000	$7,753,650
East Alabama Health Care Authority, Health Care Facilities Revenue	5.000%	9/1/13	500,000	501,870	(a)(b)
Fairfield, AL, IDB, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	6/1/15	11,855,000	12,079,534

Total Alabama				20,335,054

Alaska - 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II	4.000%	6/1/17	675,000	742,466
State Capital Project II	5.000%	6/1/18	200,000	231,734
State Capital Project II	5.000%	12/1/18	500,000	584,440
State Capital Project II	5.000%	6/1/19	300,000	349,584
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	11,272,400

Total Alaska				13,180,624

Arizona - 1.3%
Arizona State, COP:
Department of Administration, AGM	5.000%	10/1/13	6,000,000	6,045,300
Department of Administration, AGM	5.000%	10/1/14	12,405,000	13,056,262
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	4.000%	7/1/18	2,200,000	2,451,438
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/18	2,000,000	2,322,640
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/19	4,670,000	5,480,759
Yavapai County, AZ, IDA, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.125%	6/1/18	2,500,000	2,398,150	(a)(c)

Total Arizona				31,754,549

California - 9.9%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Episcopal Senior Communities	2.000%	7/1/14	335,000	337,194
Episcopal Senior Communities	3.000%	7/1/15	410,000	419,717
Episcopal Senior Communities	3.000%	7/1/16	800,000	808,216
Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,663,783
Bay Area, CA, Toll Authority, Toll Bridge Revenue, San Francisco Bay Area	0.760%	10/1/19	5,250,000	5,201,857	(a)(d)
California Health Facilities Financing Authority Revenue, Providence Health & Services System	5.250%	10/1/13	500,000	503,920
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/14	9,250,000	9,578,375
California State Department of Water Resources, Power Supply Revenue	5.000%	5/1/15	7,000,000	7,561,190
California State Economic Recovery, GO	5.000%	7/1/14	10,000,000	10,426,600	(a)
California State Health Facilities Financing Authority Revenue:
Northern California Retired Officers Community - Paradise Valley Estates Project	4.000%	1/1/16	1,040,000	1,108,328
Northern California Retired Officers Community - Paradise Valley Estates Project	3.000%	1/1/17	480,000	501,859
Northern California Retired Officers Community - Paradise Valley Estates Project	4.000%	1/1/18	1,290,000	1,397,702
California State PCFA, Solid Waste Disposal Revenue:
Republic Services Inc.	0.700%	11/1/13	1,740,000	1,740,000	(a)(e)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Republic Services Inc.	0.950%	11/1/13	$39,405,000	$39,405,000	(a)(c)
California State Public Works Board, Lease Revenue, Judicial Council Projects	3.000%	3/1/18	3,190,000	3,350,106
California State, GO	4.000%	9/1/17	1,500,000	1,662,630
California State, GO	5.000%	9/1/17	5,000,000	5,740,000
California State, GO, Various Purpose	5.000%	10/1/18	10,000,000	11,692,100
California Statewide CDA Revenue:
FHA, Methodist Hospital Project	5.500%	8/1/13	2,180,000	2,180,000
FHA, Methodist Hospital Project	5.500%	2/1/14	1,785,000	1,820,611
Kaiser Permanente	5.000%	5/1/17	11,565,000	13,171,494	(a)
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/15	750,000	807,218
Carson Ice Generation Project	5.000%	7/1/16	1,000,000	1,105,460
Contra Costa, CA, Water District Revenue	5.000%	10/1/15	14,115,000	15,481,473
Contra Costa, CA, Water District Revenue	4.000%	10/1/16	4,750,000	5,217,970
Contra Costa, CA, Water District Revenue	5.000%	10/1/16	9,000,000	10,166,400
Contra Costa, CA, Water District Revenue	5.000%	10/1/18	2,000,000	2,349,260
Contra Costa, CA, Water District Revenue	5.000%	10/1/19	2,100,000	2,481,801
El Dorado, CA, Irrigation District, COP	3.500%	8/1/15	1,085,000	1,132,154
Irvine, CA, Improvement Bond Act 1915, Assessment District No. 12-1	3.000%	9/2/16	1,490,000	1,553,251
Lee Lake, CA, PFA Revenue	4.000%	9/1/16	1,530,000	1,621,203
Lee Lake, CA, PFA Revenue	4.000%	9/1/18	1,500,000	1,580,925
Mount San Antonio, CA, Community College District, GO	5.000%	9/1/17	400,000	459,200	(f)
Mount San Antonio, CA, Community College District, GO	5.000%	9/1/18	500,000	583,295	(f)
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/16	1,930,000	2,094,919
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/17	3,530,000	3,905,274
Port of Oakland, CA	5.000%	5/1/16	2,500,000	2,744,500	(c)
Port of Oakland, CA	5.000%	5/1/17	2,250,000	2,501,393	(c)
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.000%	6/1/19	1,700,000	2,001,427
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/15	1,575,000	1,627,920
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/16	1,625,000	1,687,969
Riverside, CA, USD, Financing Authority Revenue	4.000%	9/1/17	1,370,000	1,476,627
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/14	650,000	673,134
Procter & Gamble Project	5.000%	7/1/15	875,000	943,136
Procter & Gamble Project	5.000%	7/1/16	1,000,000	1,108,480
Sacramento, CA, USD, COP, AGM	3.060%	3/1/14	8,410,000	8,428,081	(a)(d)
San Bernardino County, CA, COP, Arrowhead Project	5.000%	8/1/14	5,000,000	5,130,750
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/14	2,000,000	2,074,240
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/15	4,300,000	4,630,670
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/13	3,715,000	3,748,509	(g)
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/13	2,290,000	2,310,816
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/14	3,090,000	3,233,222	(g)
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	4.000%	11/1/14	1,910,000	1,997,554

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	$3,020,000	$3,322,876	(g)
San Francisco, CA, City & County Public Utilities Commission, Water Revenue	5.000%	11/1/15	1,870,000	2,051,371
Sweetwater, CA, Union High School District, GO, BAN	5.000%	1/1/18	10,000,000	11,340,300
Upland, CA, Successor Agency to the Upland Community Redevelopment Agency Revenue, Merged Project Tax Allocation	4.000%	9/1/18	650,000	710,756

Total California				234,554,216

Colorado - 1.7%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	11/12/13	7,000,000	7,091,770	(a)
Catholic Health Initiatives	5.250%	11/12/13	1,550,000	1,571,375	(a)
Catholic Health Initiatives	5.250%	11/12/13	450,000	456,066	(a)(b)
Catholic Health Initiatives	5.000%	11/11/14	5,000,000	5,302,150	(a)
Evangelical Lutheran Good Samaritan Society	5.000%	12/1/14	10,000,000	10,472,500	(a)
Denver, CO, Urban Renewal Authority Tax Increment Revenue:
Stapleton	5.000%	12/1/16	1,850,000	2,070,538
Stapleton	5.000%	12/1/17	4,000,000	4,537,000
Stapleton	5.000%	12/1/18	5,265,000	6,024,213
Plaza, CO, Metropolitan District #1 Revenue	4.000%	12/1/16	1,000,000	1,038,110
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/17	1,000,000	1,073,750
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,076,720

Total Colorado				40,714,192

Connecticut - 3.0%
Bridgeport, CT, GO	5.000%	8/15/14	1,000,000	1,041,430
Bridgeport, CT, GO	5.000%	8/15/15	3,950,000	4,243,169
Bridgeport, CT, GO	5.000%	8/15/16	1,575,000	1,736,091
Bridgeport, CT, GO	5.000%	8/15/17	1,660,000	1,860,677
Bridgeport, CT, GO	5.000%	8/15/18	1,740,000	1,976,901
Connecticut State HEFA Revenue:
Connecticut State University	5.000%	11/1/16	1,195,000	1,339,619
Connecticut State University	5.000%	11/1/17	1,260,000	1,439,311
Connecticut State, GO	0.590%	4/15/16	4,300,000	4,326,316	(d)
Connecticut State, GO	0.490%	9/15/16	2,000,000	2,004,280	(d)
Connecticut State, GO	0.740%	4/15/17	4,000,000	4,044,680	(d)
Connecticut State, GO	0.580%	9/15/17	5,000,000	5,009,950	(d)
Connecticut State, GO	0.710%	9/15/17	3,000,000	2,984,520	(a)(d)
Connecticut State, GO, SIFMA Index	0.480%	3/1/18	2,500,000	2,501,100	(d)
Connecticut State, Resources Recovery Authority Revenue:
Covanta Southeastern Connecticut Co.	4.000%	11/15/13	1,235,000	1,245,856	(c)
Covanta Southeastern Connecticut Co.	4.000%	11/15/14	1,755,000	1,816,881	(c)
Covanta Southeastern Connecticut Co.	4.000%	11/15/15	2,635,000	2,815,023	(c)
Connecticut, State Development Authority, PCR, Connecticut Light & Power Co. Project	1.250%	9/3/13	30,000,000	30,024,300	(a)
West Haven, CT, GO:
AGM	3.000%	8/1/15	500,000	512,460
AGM	5.000%	8/1/16	1,095,000	1,187,188

Total Connecticut				72,109,752

District of Columbia - 0.0%
Metropolitan Washington DC, Airports Authority System Revenue	4.000%	10/1/18	1,000,000	1,101,620	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 5.7%
Broward County, FL, School Board, COP	4.000%	7/1/17	$2,000,000	$2,167,560
Broward County, FL, School Board, COP	5.000%	7/1/17	3,945,000	4,423,726
Citizens Property Insurance Corp., FL, Coastal	5.000%	6/1/15	10,000,000	10,720,400
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/14	640,000	658,112
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/16	1,075,000	1,160,893
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/17	1,000,000	1,097,750
Escambia County, FL, PCR Revenue, Gulf Power Co. Project	1.550%	6/15/16	4,250,000	4,205,800	(a)
Florida State Board of Education, Lottery Revenue	5.000%	7/1/15	20,380,000	22,088,659
Florida State Municipal Power Agency Revenue, All Requirements Power	5.000%	10/1/13	3,850,000	3,878,451
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/16	2,000,000	2,224,080
JEA, FL, Electric System Revenue	5.000%	10/1/14	5,000,000	5,156,450	(b)
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,273,723
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/15	3,125,000	3,314,031	(c)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/16	1,750,000	1,932,910	(c)
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/17	1,000,000	1,080,180	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/17	900,000	1,021,977
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/18	1,500,000	1,728,945
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Assured Guaranty	3.000%	7/1/14	3,620,000	3,710,645	(g)
Assured Guaranty	3.000%	7/1/14	1,695,000	1,735,731
Assured Guaranty	3.000%	7/1/15	2,120,000	2,202,680
Miami-Dade County, FL, School Board, COP	4.000%	4/1/16	1,645,000	1,766,796
Miami-Dade County, FL, School Board, COP	5.000%	8/1/16	25,000,000	27,310,500	(a)
Miami-Dade County, FL, School Board, COP	5.000%	8/1/17	2,000,000	2,259,280
Miami-Dade County, FL, Special Obligation:
Capital Asset Acquisition, AGM	4.000%	4/1/14	1,205,000	1,231,763
Capital Asset Acquisition, AGM	4.000%	4/1/15	1,225,000	1,287,463
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/15	15,235,000	16,520,834
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/13	1,370,000	1,377,768
Osceola County, FL, Capital Improvements Revenue	5.000%	10/1/14	1,990,000	2,065,719
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/15	1,445,000	1,484,058
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/17	1,540,000	1,572,263
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/18	1,610,000	1,629,884

Total Florida				134,289,031

Georgia - 3.1%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	1,010,000	1,168,641
Burke County, GA, Development Authority Revenue:
Georgia Transmission Corp. Vogtle Project	1.250%	5/1/15	15,000,000	15,116,250	(a)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	7,000,000	6,690,950	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Burke County, GA, Development Authority, PCR Revenue:
Georgia Power Co. Plant Vogtle Project	1.550%	6/21/16	$15,000,000	$15,122,550	(a)
Georgia Power Co. Plant Vogtle Project	1.750%	6/1/17	19,200,000	19,420,416	(a)
Monroe County, GA, Development Authority, PCR:
Gulf Power Co.	1.700%	6/21/17	2,500,000	2,430,100	(a)
Gulf Power Co., Plant Scherer Project	2.000%	6/21/18	6,500,000	6,275,880	(a)
Public Gas Partners Inc., GA, Project Revenue	5.000%	10/1/13	1,400,000	1,409,926
Richmond County, GA, Board of Education, GO	5.000%	10/1/16	2,250,000	2,543,873
Richmond County, GA, Board of Education, GO	5.000%	10/1/17	2,750,000	3,188,102

Total Georgia				73,366,688

Hawaii - 0.1%
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue:
Kahala Senior Living Community Inc.	4.000%	11/15/14	1,000,000	1,023,300
Kahala Senior Living Community Inc.	4.500%	11/15/16	1,335,000	1,402,992
Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	434,488

Total Hawaii				2,860,780

Illinois - 4.8%
Chicago, IL, Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/15	2,155,000	2,358,087
Illinois EFA Revenues, University of Chicago	3.375%	2/3/14	8,000,000	8,124,480	(a)
Illinois Finance Authority Revenue, Northwestern Memorial Hospital	5.000%	8/15/13	3,250,000	3,255,590
Illinois Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke Co.	2.625%	8/1/15	6,000,000	6,178,320	(a)
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	12,000,000	12,145,800	(a)
Illinois State Finance Authority Revenue, Ascension Health	5.000%	5/1/17	4,000,000	4,514,880	(a)
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	6/15/17	5,000,000	5,648,750
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	12/15/17	4,000,000	4,519,000
Illinois State, GO	5.000%	1/1/15	45,000,000	47,525,400
Illinois State, GO	4.000%	7/1/18	9,000,000	9,653,850
Illinois State, GO	5.000%	7/1/19	8,000,000	8,914,800

Total Illinois				112,838,957

Indiana - 2.7%
Indiana Finance Authority Water Utility Revenue, Citizens Energy	3.000%	10/1/14	4,000,000	4,111,320
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	3.000%	10/1/16	10,340,000	10,835,699
Indiana Health Facility Financing Authority Revenue	5.000%	8/1/13	5,330,000	5,330,000	(a)
Indiana Health Facility Financing Authority Revenue:
Ascencion Health	5.000%	7/28/16	4,000,000	4,405,360	(a)
Ascension Health	4.000%	6/1/16	21,000,000	22,439,130	(a)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	4.250%	1/1/14	1,255,000	1,266,471
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	2.800%	6/2/14	15,260,000	15,551,008	(a)

Total Indiana				63,938,988

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - 0.4%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Co. Project	5.000%	12/1/19	$10,420,000	$10,242,131

Kentucky - 0.3%
Kentucky State Property & Building Commission, EDR	5.000%	5/1/14	2,035,000	2,105,533
Kentucky State Property & Building Commission Revenue, AGM	5.250%	10/1/15	3,800,000	4,177,834
Russell, KY, Revenue, Bon Secours Health Systems Inc.	4.000%	11/1/15	300,000	317,880

Total Kentucky				6,601,247

Louisiana - 0.2%
Louisiana Local Government Environmental Facilities & CDA:
Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/13	1,750,000	1,760,185
Louisiana Community & Technical College System Facilities Corp. Project	4.000%	10/1/14	1,500,000	1,562,010
Louisiana Stadium & Exposition District	5.000%	7/1/18	350,000	400,761

Total Louisiana				3,722,956

Maryland - 0.1%
Maryland State Transportation Authority, Passenger Facility Charge Revenue, Baltimore/Washington International	5.000%	6/1/17	1,965,000	2,203,944	(c)

Massachusetts - 3.3%
Massachusetts State DFA Revenue:
Avon Associates LLC Project, AGM	4.000%	10/1/14	915,000	942,056
Avon Associates LLC Project, AGM	4.000%	4/1/16	970,000	1,016,822
Avon Associates LLC Project, AGM	4.000%	10/1/17	1,020,000	1,067,675
Boston University	0.640%	3/30/17	7,000,000	6,997,200	(a)(d)
Massachusetts State Port Authority Revenue	5.000%	7/1/14	5,000,000	5,201,600	(c)
Massachusetts State Port Authority Revenue	5.000%	7/1/15	4,010,000	4,262,470	(c)
Massachusetts State School Building Authority, Sales Tax Revenue	5.000%	5/15/19	1,200,000	1,414,848
Massachusetts State, GO	0.310%	2/1/14	21,500,000	21,501,290	(d)
Massachusetts State, GO:
Consol Loan	0.400%	1/1/17	20,000,000	19,953,400	(d)
Consolidated Loan	0.440%	9/1/14	15,000,000	15,010,200	(d)

Total Massachusetts				77,367,561

Michigan - 4.1%
Detroit, MI, City School District, GO:
School Building & Site Improvement, Q-SBLF	5.000%	5/1/15	1,275,000	1,347,892
School Building & Site Improvement, Q-SBLF	5.000%	5/1/16	2,000,000	2,138,080
School Building & Site Improvement, Q-SBLF	5.000%	5/1/17	2,500,000	2,715,150
Michigan Finance Authority Revenue, Detroit School District	5.000%	6/1/16	23,000,000	24,532,030
Michigan State Building Authority Revenue:
Facilities Program	3.000%	10/15/13	2,430,000	2,440,619
Facilities Program	4.000%	10/15/14	2,915,000	3,024,225
Facilities Program	4.000%	10/15/15	2,030,000	2,153,160
Michigan State Finance Authority Revenue:
Hospital Oakwood Obligated Group	3.000%	11/1/15	3,795,000	3,917,275
Hospital Oakwood Obligated Group	4.000%	11/1/16	2,240,000	2,387,034
Hospital Oakwood Obligated Group	4.000%	11/1/17	4,645,000	4,975,677

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison Co.	5.250%	8/1/14	$11,000,000	$11,481,140	(a)
River Rouge, MI, School District, GO	5.000%	5/1/16	1,160,000	1,264,922
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/14	2,810,000	2,970,648	(c)
Detroit Metropolitan Airport	5.000%	12/1/15	27,680,000	30,228,221	(c)
Western Townships, MI, Utilities Authority Sewer Disposal Systems, GO	4.000%	1/1/14	2,100,000	2,131,542

Total Michigan				97,707,615

Minnesota - 0.2%
Minnesota Agricultural & Economic Development Board Revenue:
Essentia Health Care	4.000%	2/15/14	3,460,000	3,512,107
Essentia Health Care	5.000%	2/15/15	1,340,000	1,420,856

Total Minnesota				4,932,963

Mississippi - 0.0%
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	1,000,000	1,153,440

Missouri - 0.0%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.000%	8/1/13	500,000	500,000

Nebraska - 0.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/18	4,050,000	4,270,280

Nevada - 0.1%
Clark County, NV, Refunding Bond Bank, GO, AMBAC	5.000%	11/1/13	1,400,000	1,416,072	(g)

New Hampshire - 0.2%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.	2.125%	6/1/18	5,000,000	4,837,250	(a)(c)

New Jersey - 7.7%
Hamilton Township, NJ, Mercer County, GO	3.000%	8/1/17	1,750,000	1,858,255
Hamilton Township, NJ, Mercer County, GO	4.000%	8/1/18	1,000,000	1,109,060
Hudson County, NJ, Improvement Authority Revenue, BAN	1.500%	8/7/13	7,500,000	7,501,275
Lenape, NJ, Regioinal High School District, GO, School Board Reserve Fund	4.000%	3/15/18	1,000,000	1,103,450
Mount Laurel Township, NJ, Board of Education, GO:
School Board Reserve Fund	4.000%	8/1/17	1,000,000	1,100,120
School Board Reserve Fund	4.000%	8/1/18	1,000,000	1,110,070
New Jersey EDA Revenue:
School Facilities	4.000%	9/1/14	4,000,000	4,153,920
School Facilities	5.000%	9/1/15	3,000,000	3,262,950
School Facilities	5.000%	9/1/16	4,605,000	5,157,922
School Facilities Construction	5.000%	12/15/13	2,000,000	2,034,560	(g)
School Facilities Construction	5.000%	12/15/14	2,000,000	2,123,900
New Jersey Health Care Facilities Financing Authority Revenue:
Catholic Health East	5.000%	11/15/13	2,325,000	2,354,109
Catholic Health East	5.000%	11/15/14	4,710,000	4,973,996
New Jersey State EDA Revenue	5.000%	6/15/14	4,000,000	4,134,320

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State EDA Revenue	5.000%	6/15/16	$5,000,000	$5,387,450
New Jersey State EDA Revenue	5.000%	6/15/17	6,000,000	6,541,740
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	4,000,000	3,950,000	(c)
School Facilities Construction	5.000%	3/1/19	10,000,000	11,472,000
New Jersey State EFA Revenue:
Rider University	5.000%	7/1/17	1,000,000	1,094,010
University of Medicine & Dentistry of New Jersey	6.000%	12/1/14	5,000,000	5,379,250	(g)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/13	4,725,000	4,795,355
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/15	4,500,000	4,953,825
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program	4.000%	6/15/18	5,000,000	5,504,800
New Jersey State Transportation Trust Fund Authority, Transportation Systems, FGIC	5.250%	12/15/13	5,000,000	5,089,250
New Jersey State Turnpike Authority Revenue	0.810%	12/22/14	32,500,000	32,563,375	(a)(d)(e)
New Jersey State Turnpike Authority Revenue	0.590%	1/1/16	32,500,000	32,469,125	(a)(d)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/18	460,000	528,807
Newark, NJ, GO:
Qualified General Improvement	5.000%	7/15/18	4,000,000	4,558,160
TAN	1.500%	2/20/14	5,100,000	5,109,078
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/16	650,000	695,286
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/17	775,000	837,984
Rutgers State University Revenue	5.000%	5/1/17	750,000	851,820
Rutgers State University Revenue	4.000%	5/1/18	750,000	830,370
Rutgers State University Revenue	5.000%	5/1/18	300,000	345,771
Rutgers State University Revenue	5.000%	5/1/19	1,500,000	1,756,995
Trenton, NJ, GO	4.000%	7/15/17	1,750,000	1,910,615
Trenton, NJ, GO	4.000%	7/15/18	1,370,000	1,501,753
Union County, NJ, GO	4.000%	3/1/18	1,000,000	1,104,470	(f)
Union County, NJ, GO	4.000%	3/1/19	1,500,000	1,659,090	(f)

Total New Jersey				182,868,286

New Mexico - 0.2%
Farmington, NM, PCR, Arizona Public Service Co.	2.875%	10/10/13	4,000,000	4,010,560	(a)(c)

New York - 9.0%
Babylon, NY, Industrial Development Agency Resource Recovery Revenue:
Covanta Babylon Inc.	5.000%	1/1/14	2,500,000	2,531,200
Covanta Babylon Inc.	5.000%	1/1/15	4,295,000	4,458,038
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/16	840,000	914,802
YMCA of Greater New York Project	5.000%	8/1/17	660,000	728,607
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	1,000,000	1,171,470
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	672,864
Greece, NY, CSD, GO	5.000%	12/15/17	650,000	737,731
MTA, NY, Revenue	5.000%	11/15/13	5,000,000	5,063,050	(a)
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	4.000%	7/1/15	480,000	505,147
South Nassau Communities Hospital	4.000%	7/1/16	1,280,000	1,367,987
South Nassau Communities Hospital	5.000%	7/1/18	1,275,000	1,437,588
Winthrop University Hospital Assistance Project	4.000%	7/1/16	1,000,000	1,046,350
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	753,939

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York City, NY, Health & Hospital Corp. Revenue, Health System	5.000%	2/15/15	$4,000,000	$4,266,600
New York City, NY, Industrial Development Agency, Airport Facilities Revenue:
Transportation Infrastructure Properties LLC	5.000%	7/1/14	1,750,000	1,790,950	(c)
Transportation Infrastructure Properties LLC	5.000%	7/1/15	2,000,000	2,075,000	(c)
Transportation Infrastructure Properties LLC	5.000%	7/1/16	2,545,000	2,668,891	(c)
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	11/1/13	3,170,000	3,206,614
Future Tax Secured	5.000%	11/1/13	830,000	839,570	(g)
Future Tax Secured	5.000%	11/1/14	20,935,000	22,158,860
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/14	3,000,000	3,063,930
New York City, NY, Trust for Cultural Resources Revenue, Juilliard School	2.100%	7/1/15	4,000,000	4,115,040	(a)
New York State Dormitory Authority Revenues, Non-State Supported Debt, Interagency Council Pooled Loan Program	4.000%	7/1/16	1,085,000	1,161,503
New York State Energy Research & Development Authority, PCR, New York State Electric & Gas Corp.	2.125%	3/15/15	14,000,000	14,085,120
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management Inc.	0.950%	11/1/13	14,300,000	14,300,000	(a)(c)
New York State Thruway Authority Service Contract Revenue, Local Highway & Bridge	5.000%	4/1/15	33,000,000	35,450,910
New York State Thruway Authority, State Personal Income Tax Revenue:
Transportation	5.000%	3/15/17	1,250,000	1,425,450
Transportation	4.000%	3/15/18	1,000,000	1,121,400
Transportation	5.000%	3/15/18	625,000	728,775
Transportation	5.000%	3/15/19	500,000	587,645
Orange County, NY, Funding Corp. Revenue:
Mount St. Mary College	3.000%	7/1/15	1,115,000	1,158,485
Mount St. Mary College	4.000%	7/1/16	1,020,000	1,097,968
Mount St. Mary College	4.000%	7/1/17	1,060,000	1,149,644
Mount St. Mary College	4.000%	7/1/18	1,110,000	1,209,966
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	3,760,000	3,695,817
Suffolk County, NY, GO, TAN	2.000%	8/14/13	50,000,000	50,031,500
Triborough Bridge & Tunnel Authority, NY, Revenue	5.000%	11/15/14	20,000,000	21,152,800	(a)

Total New York				213,931,211

North Carolina - 0.2%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wake Forest Baptist Obligated Group	0.800%	12/1/17	5,000,000	4,987,500	(a)(d)

North Dakota - 0.1%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	3.500%	7/1/15	3,000,000	3,088,800	(a)(c)

Ohio - 3.5%
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/17	1,350,000	1,504,859
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,000,000	1,133,120
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/19	2,200,000	2,514,688

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - continued
Montgomery County, OH, Revenue, Miami Valley Hospital	5.250%	11/15/14	$2,650,000	$2,778,710	(a)
Ohio State Air Quality Development Authority Revenue:
Columbus Southern Power Co.	3.875%	6/1/14	5,000,000	5,099,500	(a)
FirstEnergy Generation Corp.	2.250%	9/15/16	18,000,000	17,591,040	(a)
Pollution Control, FirstEnergy Nuclear Generation Corp.	3.750%	12/1/14	20,995,000	21,333,649	(a)
U.S. Steel Corp. Project	5.375%	11/1/15	9,660,000	9,934,827
Ohio State Higher Educational Facility Commission Revenue, Oberlin College	5.000%	10/1/14	3,000,000	3,152,820
Ohio State Hospital Revenue, University Hospitals Health System Inc.	5.000%	1/15/17	1,360,000	1,506,146
Ohio State University Revenue	5.000%	12/1/14	6,605,000	7,015,237
Ohio State University Revenue	5.000%	12/1/14	395,000	419,478	(g)
Ohio State Water Development Authority Revenue:
FirstEnergy Generation Corp.	2.250%	9/15/16	3,150,000	3,131,194	(a)
Water Development, Fresh Water Revenue	5.000%	12/1/18	3,000,000	3,531,750
Water Development, Fresh Water Revenue	5.000%	6/1/19	1,665,000	1,964,267

Total Ohio				82,611,285

Oklahoma - 0.1%
Oklahoma State Development Finance Authority:
St. John Health System Inc.	5.000%	2/15/16	1,545,000	1,687,495
St. John Health System Inc.	5.000%	2/15/17	1,500,000	1,676,445

Total Oklahoma				3,363,940

Oregon - 0.6%
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System	5.000%	7/15/14	5,000,000	5,174,500	(a)
Medford, OR, Hospital Facilities Authority Revenue:
Rogue Valley Manor	1.500%	10/1/13	950,000	950,674
Rogue Valley Manor	3.000%	10/1/16	1,025,000	1,054,592
Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,127,523
Oregon State Department of Administrative Services, Lottery Revenue	5.000%	4/1/14	2,000,000	2,062,860
Oregon State Facilities Authority Revenue, Legacy Health System	5.000%	3/15/14	750,000	770,610
Oregon State Health & Science University Revenue	5.000%	7/1/16	1,000,000	1,101,540
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/18	1,000,000	1,139,780

Total Oregon				13,382,079

Pennsylvania - 7.7%
Allegheny County, PA, Higher Education Building Authority University Revenue:
Duquesne University of the Holy Spirit	5.000%	3/1/18	1,000,000	1,135,600
Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	572,185
Allegheny County, PA, Hospital Development Authority Revenue, University Pittsburgh Medical Center	5.000%	5/15/15	8,250,000	8,890,860
Beaver County, PA, IDA Revenue, FirstEnergy Generation Corp. Project	2.150%	3/1/17	11,200,000	10,920,560
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	10,000,000	10,105,800	(a)
Delaware River Port Authority, PA, Revenue:
Port District Project	4.000%	1/1/15	1,000,000	1,024,620
Port District Project	5.000%	1/1/16	1,215,000	1,281,084
Port District Project	5.000%	1/1/17	2,100,000	2,244,795
Port District Project	5.000%	1/1/18	1,235,000	1,330,898

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Port District Project	5.000%	1/1/19	$3,490,000	$3,788,639
Montgomery County, PA, Higher Education & Health Authority Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/14	2,670,000	2,763,263
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	25,250,000	25,972,655	(a)
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue:
Amtrak Project	5.000%	11/1/15	500,000	538,030	(c)
Amtrak Project	5.000%	11/1/16	325,000	356,707	(c)
Amtrak Project	5.000%	11/1/17	1,920,000	2,138,035	(c)
Amtrak Project	3.000%	11/1/18	750,000	768,660	(c)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	0.950%	11/1/13	17,000,000	17,000,000	(a)(c)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,455,580
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	7/1/21	7,500,000	8,454,300
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/22	4,000,000	4,434,280
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/17	1,145,000	1,244,409
AICUP Financing Program-Messiah College	4.000%	11/1/18	700,000	764,911
Delware Valley College of Science & Agriculture	3.000%	11/1/15	675,000	679,502
Delware Valley College of Science & Agriculture	4.000%	11/1/17	1,030,000	1,057,851
Shippensburg University Student Services Inc.	4.000%	10/1/16	300,000	310,791
Shippensburg University Student Services Inc.	4.000%	10/1/17	265,000	274,225
Shippensburg University Student Services Inc.	4.000%	10/1/18	560,000	576,016
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.050%	4/1/15	1,250,000	1,247,950	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.750%	4/1/17	1,000,000	984,410	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.850%	10/1/17	625,000	613,375	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	2.000%	4/1/18	1,000,000	977,000	(c)
Pennsylvania State IDA, Economic Development	5.000%	7/1/17	3,630,000	4,098,343
Pennsylvania State Turnpike Commission Revenue:
SIFMA	0.660%	12/1/17	14,000,000	13,865,880	(d)
SIFMA	0.740%	12/1/18	9,750,000	9,597,023	(d)
Philadelphia, PA, Hospitals & Higher EFA Revenue:
Temple University Health System	5.000%	7/1/15	1,000,000	1,028,130
Temple University Health System	5.000%	7/1/16	1,000,000	1,034,630
Temple University Health System	5.000%	7/1/17	1,000,000	1,039,090
Philadelphia, PA, School District, GO	5.000%	9/1/14	10,000,000	10,453,000
St. Mary Hospital Authority, PA, Health System Revenue:
Catholic Health East	5.000%	11/15/13	3,100,000	3,138,812
Catholic Health East	4.000%	11/15/14	4,330,000	4,517,662
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/18	3,405,000	3,618,902	(c)
Trinity, PA, Area School District, GO:
AGM	4.000%	11/1/16	5,040,000	5,415,278
AGM	5.000%	11/1/17	4,875,000	5,481,206

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
University of Pittsburgh, PA, Commonwealth System of Higher Education, University Capital Project	5.500%	9/15/13	$2,800,000	$2,816,576	(a)

Total Pennsylvania				182,011,523

Puerto Rico - 0.6%
Puerto Rico Electric Power Authority, Power Revenue	5.375%	7/1/17	5,000,000	5,272,000
Puerto Rico Electric Power Authority, Power Revenue	5.500%	7/1/17	2,780,000	2,943,714
Puerto Rico Electric Power Authority, Power Revenue	5.500%	7/1/18	2,015,000	2,132,696
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue:
Ana G. Mendez University System Project	4.000%	4/1/14	1,000,000	1,013,330
Ana G. Mendez University System Project	5.000%	4/1/15	3,060,000	3,151,494

Total Puerto Rico				14,513,234

South Carolina - 1.0%
Piedmont Municipal Power Agency, SC, Electric Revenue	5.000%	1/1/15	2,000,000	2,110,500
South Carolina State Jobs-EDA Revenue:
Bon Secours Health Systems Inc.	4.000%	11/1/15	500,000	530,030
Bon Secours Health Systems Inc.	4.500%	11/1/17	500,000	550,760
Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,701,930
South Carolina State Public Service Authority Revenue:
Santee Cooper Project	5.000%	12/1/16	8,000,000	9,034,560
Santee Cooper Project	5.000%	12/1/17	8,000,000	9,229,120

Total South Carolina				23,156,900

Tennessee - 1.9%
Memphis, TN, Electric Systems Revenue	5.000%	12/1/15	25,000,000	27,496,000
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/15	6,000,000	6,372,300
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	5,000,000	5,365,800
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	2/1/16	5,145,000	5,475,309

Total Tennessee				44,709,409

Texas - 10.2%
Central Texas Regional Mobility Authority Revenue:
Senior Lien	3.000%	1/1/14	100,000	100,754
Senior Lien	4.000%	1/1/15	250,000	258,128
Senior Lien	5.000%	1/1/16	250,000	267,160
Senior Lien	5.000%	1/1/18	1,000,000	1,083,650
Senior Lien	5.000%	1/1/19	500,000	540,465
Clifton, TX, Higher Education Finance Corp., Education Revenue, Uplift Education	1.950%	12/1/15	250,000	243,875
Dallas, TX, GO	5.000%	2/15/18	1,675,000	1,943,452	(f)
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/13	4,000,000	4,045,320
Dallas-Fort Worth, TX, International Airport Revenue	4.000%	11/1/14	3,500,000	3,652,880
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/14	2,500,000	2,640,025
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/16	1,000,000	1,124,760	(f)
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/17	2,000,000	2,289,940	(f)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/18	$1,000,000	$1,158,730	(f)
Goose Creek, TX, Consolidated ISD, GO, Schoolhouse	4.000%	2/15/19	1,000,000	1,123,100
Gulf Coast Waste Disposal Authority, TX, Environmental Facilities Revenue, BP Products North America Project	2.300%	9/3/13	25,550,000	25,588,325	(a)
Gulf Coast, TX, Waste Disposal Authority, U.S. Steel Corp. Project	5.750%	9/1/17	3,000,000	3,131,190
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	0.260%	6/1/14	2,100,000	2,101,470	(d)
Memorial Hermann Healthcare System	0.360%	6/1/15	1,700,000	1,698,793	(d)
Memorial Hermann Healthcare System	0.460%	6/1/16	2,000,000	1,995,000	(d)
Memorial Hermann Healthcare System	0.560%	6/1/17	3,600,000	3,586,608	(d)
Methodist Hospital System	5.250%	12/1/13	500,000	507,915
Harris County, TX, Revenue:
Toll Road	0.490%	8/15/15	3,715,000	3,717,972	(d)
Toll Road	0.590%	8/15/16	1,600,000	1,600,480	(d)
Toll Road	0.700%	8/15/16	10,000,000	10,003,200	(a)(d)
Toll Road	0.690%	8/15/17	5,500,000	5,498,075	(d)
Toll Road	0.840%	8/15/18	4,500,000	4,500,000	(d)
Houston, TX, Airport System Revenue	5.000%	7/1/16	8,715,000	9,631,382	(c)
Houston, TX, Airport System Revenue	5.000%	7/1/17	10,000,000	11,270,000	(c)
Katy, TX, ISD, GO, PSFG	5.000%	8/15/17	3,475,000	3,976,477	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/15	2,000,000	2,112,620	(c)
Southwest Airlines Co. Project	5.000%	11/1/17	7,710,000	8,236,747	(c)
Lower Colorado River, TX, Authority Revenue	5.000%	5/15/14	9,890,000	10,257,908
Lower Colorado River, TX, Authority Revenue	5.000%	5/15/14	110,000	114,039	(g)
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	8/1/14	5,000,000	5,000,000	(a)(c)
San Antonio, TX, GO:
General Improvement	5.000%	2/1/18	1,980,000	2,297,493	(f)
General Improvement	5.000%	2/1/19	1,395,000	1,638,469	(f)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	5.000%	10/1/17	1,000,000	1,138,740
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	45,930,000	49,516,215
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/15	2,700,000	2,895,534
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/16	3,265,000	3,505,729
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 1st Tier	5.000%	12/15/17	4,000,000	4,339,960
Texas State Public Finance Authority Revenue, Unemployment Compensation	5.000%	7/1/16	20,000,000	21,977,000
Texas State Transportation Commission Turnpike System Revenue	1.250%	2/15/15	18,000,000	18,002,700	(a)

Total Texas				240,312,280

U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue:
Senior Lien	5.000%	10/1/13	3,250,000	3,272,295
Senior Lien	5.000%	10/1/14	3,000,000	3,143,190
Subordinated Lien	5.000%	10/1/13	3,765,000	3,790,828

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - continued
Subordinated Lien	5.000%	10/1/14	$3,250,000	$3,405,122

Total U.S. Virgin Islands				13,611,435

Utah - 0.7%
Nebo, UT, School District, GO:
School Board Guaranty	2.000%	7/1/16	1,245,000	1,266,775
School Board Guaranty	2.000%	7/1/17	1,000,000	1,011,990
School Board Guaranty	2.000%	7/1/18	2,100,000	2,115,288
School Board Guaranty	2.000%	7/1/19	2,195,000	2,195,790
Utah County, UT, Environmental Improvement Revenue, U.S. Steel Corp. Project	5.375%	11/1/15	10,000,000	10,284,500

Total Utah				16,874,343

Virginia - 1.3%
Henrico County, VA, EDA Revenue, Bon Secours Health Systems Inc.	4.000%	11/1/16	700,000	752,122
Virginia State Public School Authority, School Financing	5.000%	8/1/14	15,000,000	15,711,000
Wise County, VA, IDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric & Power Co.	2.375%	11/1/15	10,000,000	10,234,100	(a)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	4.050%	5/1/14	3,500,000	3,585,190	(a)

Total Virginia				30,282,412

Washington - 0.4%
Chelan County, WA, Public Utility, District No. 1, Consolidated Revenue	5.250%	7/1/14	6,000,000	6,243,720	(c)
Spokane, WA, Public Facilities District Revenue	5.000%	12/1/18	1,130,000	1,299,082
Washington State Health Care Facilities Authority Revenue:
PeaceHealth	5.000%	11/1/13	1,000,000	1,010,940
PeaceHealth	5.000%	11/1/14	1,550,000	1,628,895

Total Washington				10,182,637

West Virginia - 0.3%
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co.	2.250%	9/1/16	6,000,000	6,055,200	(a)(c)

Wisconsin - 0.3%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/14	805,000	850,466	(c)
Wisconsin HEFA, Health Care Facilities Revenue, Luther Hospital	4.000%	11/15/13	1,075,000	1,085,793
Wisconsin State Petroleum Inspection Fee Revenue	5.000%	7/1/14	3,750,000	3,912,413
Wisconsin State Transportation Revenue	4.000%	7/1/17	1,500,000	1,658,550

Total Wisconsin				7,507,222

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,096,894,870)				2,113,460,166

SHORT-TERM INVESTMENTS - 12.8%
California - 0.0%
California Statewide CDA Revenue, A&B Die Casting Corp., LOC-Bank of America N.A.	0.700%	4/1/23	300,000	300,000	(c)(h)(i)

Georgia - 0.1%
Valdosta-Lowndes County, GA, IDA Revenue, Steeda Autosports Project, LOC-Bank of America N.A.	0.380%	2/1/29	3,600,000	3,600,000	(c)(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 0.1%
Illinois State Toll Highway Authority Revenue	0.440%	1/1/31	$1,600,000	$1,600,000	(h)(i)
Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle Bank N.A.	0.350%	12/1/28	1,630,000	1,630,000	(c)(h)(i)

Total Illinois				3,230,000

Nevada - 0.3%
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.350%	6/1/36	6,200,000	6,200,000	(h)(i)

New Hampshire - 0.6%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.500%	11/1/20	14,000,000	14,000,000	(c)(h)(i)

New Jersey - 0.3%
Salem County, NJ, PCFA Revenue, Public Service Electric & Gas	0.240%	11/1/33	6,600,000	6,600,000	(h)(i)

New York - 11.2%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.460%	4/1/35	34,150,000	34,150,000	(h)(i)
LOC-Dexia Credit Local	0.430%	1/1/36	1,450,000	1,450,000	(h)(i)
SPA-Dexia Credit Local	0.400%	8/1/28	63,800,000	63,800,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.400%	6/15/32	31,350,000	31,350,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.430%	6/15/33	34,285,000	34,285,000	(h)(i)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.400%	8/1/22	22,400,000	22,400,000	(h)(i)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.400%	11/1/22	40,235,000	40,235,000	(h)(i)
New York City, NY, TFA, Future Tax Secured Revenue, SPA-Dexia Credit Local	0.400%	8/1/23	1,300,000	1,300,000	(h)(i)
New York, NY, GO, Subordinated, LOC-Dexia Credit Local	0.400%	3/1/34	35,330,000	35,330,000	(h)(i)

Total New York				264,300,000

Pennsylvania - 0.2%
Butler County, PA, General Authority Revenue, GO, Canon-Mcmillan School District Project, AGM, SPA-PNC Bank N.A.	0.300%	12/1/33	5,200,000	5,200,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $303,430,000)				303,430,000

TOTAL INVESTMENTS - 102.1% (Cost - $2,400,324,870#)				2,416,890,166
Liabilities in Excess of Other Assets - (2.1)%				(49,455,577)

TOTAL NET ASSETS - 100.0%				$2,367,434,589

(a)	Maturity date shown represents the mandatory tender date.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Security is purchased on a when-issued basis.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds

BAN	— Bond Anticipation Notes

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSD	— Central School District

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FGIC	— Financial Guaranty Insurance Company - Insured Bonds

FHA	— Federal Housing Administration

GO	— General Obligation

HEFA	— Health & Educational Facilities Authority

IDA	— Industrial Development Authority

IDB	— Industrial Development Board

ISD	— Independent School District

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MTA	— Metropolitan Transportation Authority

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PFA	— Public Facilities Authority

PSFG	— Permanent School Fund Guaranty

SPA	— Standby Bond Purchase Agreement - Insured Bonds

TAN	— Tax Anticipation Notes

TFA	— Transitional Finance Authority

USD	— Unified School District

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2013

Summary of Investments by Industry*

Industrial Revenue	17.0%
Transportation	14.5
Health Care	8.2
State General Obligation	7.4
Special Tax Obligation	7.0
Local General Obligation	6.4
Education	6.4
Solid Waste/Resource Recovery	5.6
Power	5.3
Leasing	4.9
Water & Sewer	2.8
Pre-Refunded/Escrowed to Maturity	1.2
Other	0.6
Housing	0.2
Short - Term Investments	12.5
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2013 and are subject to change.

Ratings Table †

Standard & Poor’s/Moody’s/Fitch ‡
AAA/Aaa	4.7%
AA/Aa	28.1
A	37.5
BBB/Baa	11.8
BB/Ba	2.0
B/B	0.2
A-1/VMIG 1	12.5
NR	3.2

100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$2,113,460,166	—	$2,113,460,166
Short-term investments†	—	303,430,000	—	303,430,000

Total investments	—	$2,416,890,166	—	$2,416,890,166

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c ) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,258,461
Gross unrealized depreciation	(9,693,165)

Net unrealized appreciation	$16,565,296

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 24, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2013